Document and Entity Information	Sep. 10, 2026
Cover [Abstract]
Entity Registrant Name	Gentherm Inc
Amendment Flag	false
Entity Central Index Key	0000903129
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Incorporation State Country Code	MI
Entity File Number	0-21810
Entity Tax Identification Number	95-4318554
Entity Address, Address Line One	28875 Cabot Drive
Entity Address, City or Town	Novi
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48377
City Area Code	(248)
Local Phone Number	348-9735
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	THRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false